Related-party transactions (Details 1) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Income (Expense)	$ 5,625	$ 13,963	$ 13,878
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	5,625	13,963	13,878
Purchases And Services [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(4)	(494)	(2,074)
Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(804)	(315)	(93)
Foreign Exchange And Inflation Indexation Charges Net [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	299	(59)	(102)
Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	313	159	(55)
Petros [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(21)		(177)
Revenues Mainly Sales Revenues [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	5,821	14,672	16,202
Government bonds [member]
IfrsStatementLineItems [Line Items]
Income (Expense)	204	64	41
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	71	(157)	(456)
Receivable From The Electricity Sector [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)		131	72
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	62	58		$ 235
Brazilian Federal Government Dividends [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	288	31	(4)
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(657)	(139)	(135)
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(79)	(34)	(15)
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	96	418	265
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	5,757	14,009	14,317
B R Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)		7,936	11,038
Natural Gas Transportation Companies [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)		(308)	(1,478)
State Controlled Gas Distributors Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	1,196	2,410	1,723
Petrobras Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	4,465	3,553	2,769
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	$ (111)	$ (46)	$ (262)